EMPLOYEE RETIREMENT BENEFITS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Retirement Benefits [Abstract]
Employee benefit contributions	$ 118,259	$ 111,493	$ 107,970